Schedule of future amortization of intangible assets (Details) $ in Thousands	Sep. 30, 2024 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,694
2026	1,694
2027	1,694
2028	1,694
2029	1,694
Thereafter	3,128
Total	$ 11,598